Financial assets at amortized cost and other positions in scope of expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	$ (2,507)	$ (2,261)	$ (1,091)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,045,488	1,191,684
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,043,293	1,189,451
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	223,329	314,060
Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,903	21,146
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	118,301	99,039
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,959	50,082
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	579,967	639,669
Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	249,756	268,616
Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,602	97,817
Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,286	30,084
Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,768	25,957
Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,504	156,353
Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,978	2,041
Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,203	5,727
Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,848	9,214
Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,820	2,982
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	58,835	65,455
of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,723	2,615
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,195	2,233
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(946)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(487)	(700)	(259)
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,018,102	1,161,661
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,015,906	1,159,428
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	223,201	314,025
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,704	21,091
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	118,301	99,039
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,959	50,082
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	553,532	610,922
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	239,540	256,614
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78,410	92,084
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,816	25,671
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,403	22,155
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,136	156,299
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,533	1,564
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,089	5,662
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	6,974	8,920
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,480	2,795
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	58,209	64,268
Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,568	2,422
Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,195	2,233
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(459)	(416)	(267)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(71)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(29)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(194)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(76)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(12)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(17)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(19)
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,697	25,410
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,697	25,410
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13	18
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	198	17
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,049	24,408
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,987	10,695
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,976	5,367
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,462	3,182
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,265	2,919
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	260	3
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	406	438
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	106	25
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	874	273
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	114	92
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	436	968
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	59	79
Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(1,253)	(993)	(564)
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,743	3,027
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,743	3,027
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,565	2,869
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,146	929
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	195	270
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	707	700
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	952	754
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	48	50
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	39	39
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8	22
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	4
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	159	38
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	178	158
Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	95	114
Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total allowance and provisions	(309)	(153)	$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	946	1,586
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	946	1,586
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	114	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	38
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	820	1,470
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84	378
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20	97
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	301	532
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	148	129
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	61	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	18
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	67	57
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,047,675	1,193,594
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,045,479	1,191,361
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	223,375	314,108
Gross carrying amount | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,938	21,159
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	118,303	99,041
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,959	50,082
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	581,944	641,367
Gross carrying amount | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	249,916	268,825
Gross carrying amount | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,660	97,920
Gross carrying amount | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,859	30,660
Gross carrying amount | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,510	26,359
Gross carrying amount | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,547	156,394
Gross carrying amount | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,019	2,083
Gross carrying amount | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,284	5,858
Gross carrying amount | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,879	9,265
Gross carrying amount | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,912	3,041
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	58,959	65,605
Gross carrying amount | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,764	2,665
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	223,201	314,025
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,705	21,098
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	118,303	99,041
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,959	50,082
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	553,808	611,346
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	239,586	256,675
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78,434	92,124
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,888	25,775
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,459	22,226
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,141	156,312
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,539	1,571
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,098	5,681
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	6,988	8,968
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,495	2,817
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	58,233	64,309
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,571	2,426
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	35	43
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	203	18
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,373	24,697
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,056	10,792
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,003	5,398
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,585	3,252
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,312	2,961
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	260	15
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	416	449
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	106	26
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	891	276
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	133	110
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	444	978
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	60	80
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,699	3,731
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,176	968
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	202	290
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	983	1,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,565	1,031
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	66	67
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64	63
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	79	133
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	4
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	221	58
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	262	253
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	132	159
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	140	40
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	30	43
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,064	1,593
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	98	389
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20	108
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	402	620
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	174	142
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	79	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	18
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	17
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	63	57
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20	66
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,187)	(1,911)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,187)	(1,911)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(47)	(48)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(36)	(12)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,978)	(1,698)
Allowance for expected credit loss | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(160)	(209)
Allowance for expected credit loss | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(58)	(103)
Allowance for expected credit loss | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(573)	(575)
Allowance for expected credit loss | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(742)	(402)
Allowance for expected credit loss | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(42)	(41)
Allowance for expected credit loss | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(42)
Allowance for expected credit loss | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(81)	(130)
Allowance for expected credit loss | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(31)	(51)
Allowance for expected credit loss | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(93)	(59)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(125)	(151)
Allowance for expected credit loss | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41)	(49)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(304)	(473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(304)	(473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(276)	(423)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(46)	(62)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(24)	(41)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(72)	(105)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(55)	(71)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(13)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(9)	(18)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(14)	(48)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(15)	(22)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(41)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(357)	(326)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(357)	(326)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(21)	(26)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(323)	(289)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(70)	(97)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(27)	(31)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(123)	(70)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(47)	(42)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(16)	(3)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(19)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(7)	(10)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,218)	(956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,218)	(956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,134)	(862)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(30)	(39)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(7)	(21)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(277)	(312)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(613)	(277)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(18)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(24)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(71)	(111)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(62)	(20)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(84)	(94)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(37)	(44)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(307)	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(307)	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(22)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(30)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(244)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(14)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(100)	(89)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(26)	(13)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(18)	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(8)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0